Crewing costs (Tables)	12 Months Ended
Dec. 31, 2022
Crewing cost [Abstract]
Crewing cost
The following table sets forth the components of our crew expenses, including crew benefits, during the years ended December 31, 2022, 2021 and 2020, respectively.

	For the year ended December 31,
In thousands of US dollars	2022	2021	2020
Short term crew benefits (i.e. wages, victualing, insurance)	155,782	171,546	173,912
Other crewing related costs	24,743	26,311	24,375
	$180,525	$197,857	$198,287
There are no material post-employment benefits for our crew.